LAND USE RIGHTS (Schedule of Land Use Rights) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
LAND USE RIGHTS [Abstract]
Cost of land use rights	$ 4,974,729	$ 4,884,596
Less: Accumulated amortization	(676,880)	(566,927)
Land use rights, net	4,297,849	4,317,669
Amortization expense	100,828	97,643	95,341
Land use rights pledged as collateral	$ 2,735,916	$ 2,747,396